Short-Term Bank Loans and Long Term Debt - Additional Information (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Debt Instrument [Line Items]
Weighted-average annual interest rates on short-term bank loans	1.30%	1.30%	0.90%
Unused lines of credit for short-term financing	$ 487,611	¥ 40,184,000	¥ 24,651,000